Income Taxes - Analysis of charge/(credit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income taxes	$ (669)	$ (296)	$ (1,076)	$ (476)	$ (1,557)	$ (825)	$ (735)
Total income taxes for the year	$ (669)	$ (296)	$ (1,076)	$ (476)	(1,557)	(825)	(735)
Operating tax loss carry-forwards					$ 3,800	$ 1,300	$ 100